Operating Leases (Details) - Schedule of operating lease liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of operating lease liabilities [Abstract]
Office and warehouse	$ 306,050
Total operating lease liabilities, net	$ 306,050